Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive income
Profit/(loss) for the year	€ 4,259	€ 1,645	€ (2,516)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	(424)	3,040	624
Income tax related to items that will not be reclassified to profit or loss	77	(755)	(140)
Items that may be reclassified subsequently to profit or loss
Translation differences	710	1,153	(1,232)
Net investment hedges	(127)	(249)	266
Cash flow and other hedges	83		15
Financial assets at fair value through other comprehensive income	(46)	7	47
Other (decrease)/increase, net	(3)		3
Income tax related to items that may be reclassified subsequently to profit or loss	(21)	2	25
Other comprehensive income/(loss), net of tax	249	3,198	(392)
Total comprehensive income/(loss) for the year	4,508	4,843	(2,908)
Attributable to:
Equity holders of the parent	4,500	4,814	(2,914)
Non-controlling interests	€ 8	€ 29	€ 6